VARIABLE INTEREST ENTITIES (VIEs) (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Nov. 30, 2015	Jun. 30, 2016
Eskimo SPV Agreement | Golar Eskimo
Variable Interest Entity [Line Items]
Lease term		10 years
Eskimo SPV Agreement | Golar Eskimo | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sale leaseback transaction, proceeds from sale		$ 285.0
Tundra SPV Agreement | Golar Tundra | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Sale leaseback transaction, proceeds from sale	$ 254.6	$ 254.6